Going Concern (Details Narrative) - Prairie Operating Co LLC [Member] - USD ($)		7 Months Ended
	May 03, 2023	Dec. 31, 2022
Net loss		$ 461,520
Cash		79,845
Working capital deficit		2,142,184
Accumulated deficit		$ 381,520
Proceeds from the issuance of preferred stock	$ 17,300,000